MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND           Two World Trade Center,
LETTER TO THE SHAREHOLDERS August 31, 2000              New York, New York 10048


DEAR SHAREHOLDER:

During the six-month period ended August 31, 2000, inflation moderated while growth in the economy continued to be robust. A confluence of events in March and April raised concerns about a slowdown in the deployment of new technology, which in turn led to a sharp correction in the Nasdaq and new-economy stocks. First, the Department of Justice moved to split up Microsoft to prevent it from using its monopoly power to restrain competition. Second, President Clinton spoke of potential controls on the patenting of intellectual property in the genomics area. The Federal Reserve Board raised the federal funds rate a total of 75 basis points during the first half of the period, prompted by continued evidence that the economy was on the verge of overheating. In the latter half of the period, the economy began to show signs of decelerating, as retail sales, construction spending and employment registered weaker numbers than expected. With the Federal Reserve Board keeping rates unchanged at the most recent meeting of the Federal Open Market Committee, we are optimistic that the economy can achieve a soft landing.


PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended August 31, 2000, Morgan Stanley Dean Witter S&P 500 Select Fund's Class A, B, C and D shares posted total returns of 11.07 percent, 10.63 percent, 10.63 percent and 11.19 percent, respectively. For the same period, the Standard and Poor's 500 Index (S&P 500) returned 11.72 percent.* The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

----------
* The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
LETTER TO THE SHAREHOLDERS August 31, 2000, continued


The Fund seeks to deliver investment performance, before expenses, that is higher than the total return of the S&P 500 by investing in the common stocks of selected companies included in the Index. The Fund seeks, according to the recommendations and research of Wall Street analysts, to filter out potentially underperforming stocks from the Index while focusing on stronger performers. Based on these criteria, the Fund ended the period slightly overweighted in technology and communications services, capital goods and energy and slightly underweighted in the basic materials, consumer cyclicals, consumer staples, financials, health care, utilities and transportation sectors. The Fund remained diversified across a broad range of industries and companies in an effort to reduce the volatility of specific sectors.


LOOKING AHEAD

In the months ahead, we believe that the stock market will show continued volatility as a result of concerns over earnings and valuations. Certain sectors, however, should exhibit strong earnings growth. Through its selection criteria the Fund will seek to identify and overweight these sectors while maintaining a diversified portfolio.

We appreciate your ongoing support of Morgan Stanley Dean Witter S&P 500 Select Fund and look forward to continuing to serve your investment needs.


Very truly yours,
[GRAPHIC OMITTED]                            [GRAPHIC OMITTED]


CHARLES A. FIUMEFREDDO                       MITCHELL M. MERIN
Chairman of the Board                        President

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
FUND PERFORMANCE August 31, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                        CLASS A SHARES*
---------------------------------------------------------------
PERIOD ENDED 8/31/00
---------------------------
1 Year                              16.12%(1)        10.02%(2)
Since Inception (9/28/98)           21.96%(1)        18.59%(2)


                       CLASS B SHARES**
---------------------------------------------------------------
PERIOD ENDED 8/31/00
---------------------------
1 Year                              15.34%(1)        10.34%(2)
Since Inception (9/28/98)           21.04%(1)        19.29%(2)


                       CLASS C SHARES+
---------------------------------------------------------------
PERIOD ENDED 8/31/00
---------------------------
1 Year                              15.25%(1)        14.25%(2)
Since Inception (9/28/98)           21.04%(1)        21.04%(2)


                       CLASS D SHARES#
-----------------------------------------------
PERIOD ENDED 8/31/00
---------------------------
1 Year                              16.41%(1)
Since Inception (9/28/98)           22.25%(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*     The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.

#     Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited)




 NUMBER OF
  SHARES                                                          VALUE
--------------------------------------------------------------------------------
                    COMMON STOCKS (92.7%)
                    Advertising/Marketing Services (0.2%)
  2,917             Interpublic Group of Companies,
                      Inc. ...............................   $    111,575
  1,725             Omnicom Group, Inc. ..................        143,930
    694             Young & Rubicam, Inc. ................         40,599
                                                             ------------
                                                                  296,104
                                                             ------------
                    Aerospace & Defense (0.6%)
  9,397             Boeing Co. ...........................        503,914
  2,058             General Dynamics Corp. ...............        129,525
  1,121             Goodrich (B.F.) Co. (The) ............         45,751
  3,287             Lockheed Martin Corp. ................         93,269
  1,108             Textron, Inc. ........................         62,117
                                                             ------------
                                                                  834,576
                                                             ------------
                    Agricultural Commodities/
                      Milling (0.0%)
  4,842             Archer-Daniels-Midland Co. ...........         42,666
                                                             ------------
                    Air Freight/Couriers (0.1%)
  2,220             FedEx Corp.* .........................         89,577
                                                             ------------
                    Airlines (0.2%)
  1,290             AMR Corp.* ...........................         42,328
  1,306             Delta Air Lines, Inc. ................         64,647
  5,354             Southwest Airlines Co. ...............        121,134
                                                             ------------
                                                                  228,109
                                                             ------------
                    Alternative Power Generation (0.2%)
  4,141             AES Corp. (The)* .....................        263,989
                                                             ------------
                    Aluminum (0.3%)
  2,120             Alcan Aluminium, Ltd. (Canada) .......         69,562
  8,436             Alcoa, Inc. ..........................        280,497
                                                             ------------
                                                                  350,059
                                                             ------------
                    Apparel/Footwear (0.1%)
    555             Liz Claiborne, Inc. ..................         24,385
  2,830             Nike, Inc. (Class B) .................        111,962
    380             Russell Corp. ........................          7,244
    874             VF Corp. .............................         19,993
                                                             ------------
                                                                  163,584
                                                             ------------
                    Apparel/Footwear Retail (0.2%)
  6,516             Gap, Inc. (The) ......................        146,203
  4,202             Limited, Inc. (The) ..................         84,040
  1,877             Nordstrom, Inc. ......................         32,378
  2,888             TJX Companies, Inc. (The) ............         54,330
                                                             ------------
                                                                  316,951
                                                             ------------

 NUMBER OF
  SHARES                                                          VALUE
--------------------------------------------------------------------------------
                    Auto Parts: O.E.M. (0.3%)
 8,433              Delphi Automotive Systems Corp........   $    138,617
   713              Eaton Corp. ..........................         47,325
   863              Johnson Controls, Inc. ...............         46,117
 1,815              TRW Inc. .............................         82,923
 1,900              Visteon Corp. ........................         29,806
                                                             ------------
                                                                  344,788
                                                             ------------
                    Beverages: Non-Alcoholic (1.3%)
18,956              Coca-Cola Co.** ......................        997,559
 3,220              Coca-Cola Enterprises Inc. ...........         59,972
14,065              PepsiCo, Inc. ........................        599,521
                                                             ------------
                                                                1,657,052
                                                             ------------
                    Beverages: Alcoholic (0.3%)
 4,428              Anheuser-Busch Companies, Inc.........        348,982
   362              Coors (Adolph) Co. (Class B) .........         21,562
                                                             ------------
                                                                  370,544
                                                             ------------
                    Biotechnology (0.8%)
10,041              Amgen Inc.* ..........................        761,233
 1,137              Biogen, Inc.* ........................         78,595
 2,056              MedImmune, Inc.* .....................        172,961
                                                             ------------
                                                                1,012,789
                                                             ------------
                    Broadcasting (0.2%)
 3,708              Clear Channel Communications,
                      Inc.* ..............................        268,366
                                                             ------------
                    Building Products (0.1%)
 4,894              Masco Corp. ..........................         95,433
                                                             ------------
                    Cable/Satellite TV (0.2%)
 8,782              Comcast Corp. (Class A Special)*......        327,129
                                                             ------------
                    Casino/Gaming (0.0%)
 1,179              Harrah's Entertainment, Inc.* ........         33,454
                                                             ------------
                    Chemicals: Major Diversified (0.5%)
 5,782              Dow Chemical Co. (The) ...............        151,416
 8,958              Du Pont (E.I.) de Nemours & Co.,
                      Inc. ...............................        401,990
 2,332              Rohm & Haas Co. ......................         67,482
                                                             ------------
                                                                  620,888
                                                             ------------
                    Chemicals: Specialty (0.2%)
 1,961              Air Products & Chemicals, Inc. .......         71,209
   977              Engelhard Corp. ......................         18,319
   232              FMC Corp.* ...........................         15,732
   663              Grace (W. R.) & Co.* .................          5,263
 1,712              Praxair, Inc. ........................         75,756
   837              Sigma-Aldrich Corp. ..................         24,325
                                                             ------------
                                                                  210,604
                                                             ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited) continued


 NUMBER OF
  SHARES                                                          VALUE
--------------------------------------------------------------------------------
                    Commercial Printing/Forms (0.0%)
   1,500            Deluxe Corp. .........................   $     33,000
                                                             ------------
                    Computer Communications (3.6%)
   1,395            Cabletron Systems, Inc.* .............         52,225
  67,992            Cisco Systems, Inc.* .................      4,657,452
                                                             ------------
                                                                4,709,677
                                                             ------------
                    Computer Peripherals (2.0%)
  22,438            EMC Corp.* ...........................      2,198,924
   1,333            Lexmark International Group, Inc.*             90,394
   2,963            Network Appliance, Inc.* .............        346,671
                                                             ------------
                                                                2,635,989
                                                             ------------
                    Computer Processing Hardware (5.7%)
   3,201            Apple Computer, Inc.* ................        195,061
  13,004            Compaq Computer Corp. ................        442,949
  25,149            Dell Computer Corp.* .................      1,097,125
   3,124            Gateway, Inc.* .......................        212,744
   9,776            Hewlett-Packard Co. ..................      1,180,452
  17,322            International Business Machines
                      Corp. ..............................      2,286,504
     943            NCR Corp.* ...........................         38,074
   4,148            Palm, Inc.* ..........................        182,512
  15,505            Sun Microsystems, Inc.* ..............      1,968,166
                                                             ------------
                                                                7,603,587
                                                             ------------
                    Construction Materials (0.0%)
     959            Vulcan Materials Co. .................         42,496
                                                             ------------
                    Consumer Sundries (0.0%)
     499            American Greetings Corp.
                      (Class A) ..........................          9,294
                                                             ------------
                    Containers/Packaging (0.1%)
     382            Ball Corp. ...........................         13,227
     482            Bemis Company, Inc. ..................         16,147
   1,884            Owens-Illinois, Inc.* ................         24,610
   1,294            Pactiv Corp.* ........................         14,234
     837            Sealed Air Corp.* ....................         42,949
     522            Temple-Inland, Inc. ..................         22,152
                                                             ------------
                                                                  133,319
                                                             ------------
                    Contract Drilling (0.1%)
     912            Rowan Companies, Inc.* ...............         28,272
   2,065            Transocean Sedco Forex Inc. ..........        123,384
                                                             ------------
                                                                  151,656
                                                             ------------
                    Data Processing Services (0.4%)
   4,803            Automatic Data Processing, Inc. ......        286,379
   1,466            Ceridian Corp.* ......................         35,459
   4,015            First Data Corp. .....................        191,465
                                                             ------------
                                                                  513,303
                                                             ------------


 NUMBER OF
  SHARES                                                          VALUE
--------------------------------------------------------------------------------
                    Department Stores (0.3%)
   2,475            Federated Department Stores,
                      Inc.* ..............................   $     68,372
   4,457            Kohl's Corp.* ........................        249,592
   2,728            Sears, Roebuck & Co. .................         85,079
                                                             ------------
                                                                  403,043
                                                             ------------
                    Discount Stores (1.9%)
     849            Consolidated Stores Corp.* ...........         11,568
   3,457            Costco Wholesale Corp.* ..............        119,050
   3,163            Dollar General Corp. .................         65,039
   8,996            Target Corp. .........................        209,157
  43,927            Wal-Mart Stores, Inc.** ..............      2,083,787
                                                             ------------
                                                                2,488,601
                                                             ------------
                    Drugstore Chains (0.3%)
   3,966            CVS Corp. ............................        147,238
   8,165            Walgreen Co. .........................        268,424
                                                             ------------
                                                                  415,662
                                                             ------------
                    Electric Utilities (1.3%)
   1,366            CMS Energy Corp. .....................         35,687
   2,638            Consolidated Edison, Inc. ............         82,602
   1,862            Constellation Energy Group, Inc.......         71,221
   2,962            Dominion Resources, Inc. .............        156,986
   5,328            Duke Energy Corp. ....................        398,601
   2,862            Entergy Corp. ........................         87,112
   2,217            FPL Group, Inc. ......................        118,332
   2,495            PECO Energy Co. ......................        120,228
   1,054            Pinnacle West Capital Corp. ..........         43,412
   2,692            Public Service Enterprise Group,
                      Inc. ...............................         97,585
   8,073            Southern Co. (The) ...................        241,685
   3,282            TXU Corp. ............................        114,665
   2,212            Unicom Corp. .........................        101,061
   4,201            Xcel Energy, Inc. ....................        105,286
                                                             ------------
                                                                1,774,463
                                                             ------------
                    Electrical Products (0.3%)
   1,878            American Power Conversion
                      Corp.* .............................         44,720
   4,188            Emerson Electric Co. .................        277,193
   1,513            Molex Inc. ...........................         79,905
                                                             ------------
                                                                  401,818
                                                             ------------
                    Electronic Components (0.3%)
   1,466            Sanmina Corp.* .......................        172,988
   5,876            Solectron Corp.* .....................        266,256
                                                             ------------
                                                                  439,244
                                                             ------------


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited) continued


   NUMBER OF
    SHARES                                                            VALUE
--------------------------------------------------------------------------------
                    Electronic Equipment/
                      Instruments (0.9%)
    4,409           Agilent Technologies, Inc.* ...............   $    265,918
    6,482           JDS Uniphase Corp.* .......................        806,908
      495           PerkinElmer, Inc. .........................         44,519
    1,450           Rockwell International Corp. ..............         58,634
      458           Tektronix, Inc.* ..........................         34,894
                                                                  ------------
                                                                     1,210,873
                                                                  ------------
                    Electronic Production
                      Equipment (0.7%)
    7,891           Applied Materials, Inc.* ..................        681,092
    1,832           KLA-Tencor Corp.* .........................        120,225
    1,271           Novellus Systems, Inc.* ...................         78,246
    1,700           Teradyne, Inc.* ...........................        110,181
                                                                  ------------
                                                                       989,744
                                                                  ------------
                    Electronics/Appliance Stores (0.2%)
    2,002           Best Buy Co., Inc.* .......................        123,623
    1,983           Circuit City Stores, Inc.- Circuit
                      City Group ..............................         51,434
    1,810           RadioShack Corp. ..........................        106,790
                                                                  ------------
                                                                       281,847
                                                                  ------------
                    Electronics/Appliances (0.0%)
      600           Maytag Corp. ..............................         22,875
      580           Polaroid Corp. ............................          9,860
      559           Whirlpool Corp. ...........................         21,242
                                                                  ------------
                                                                        53,977
                                                                  ------------
                    Engineering & Construction (0.0%)
      866           Fluor Corp. ...............................         25,926
                                                                  ------------
                    Environmental Services (0.1%)
    5,510           Waste Management, Inc. ....................        104,346
                                                                  ------------
                    Finance/Rental/Leasing (1.6%)
    6,782           Associates First Capital Corp.
                      (Class A) ...............................        190,744
    1,928           Capital One Financial Corp. ...............        116,282
    3,072           CIT Group, Inc. (The) (Series A) ..........         53,760
    1,121           Countrywide Credit Industries,
                      Inc. ....................................         42,458
   11,498           Fannie Mae ................................        618,017
    7,919           Freddie Mac ...............................        333,588
    4,635           Household International, Inc. .............        222,480
    8,343           MBNA Corp. ................................        294,612
    1,380           Providian Financial Corp. .................        158,614
      455           Ryder System, Inc. ........................          8,730
    1,458           USA Education Inc. ........................         57,135
                                                                  ------------
                                                                     2,096,420
                                                                  ------------


 NUMBER OF
  SHARES                                                              VALUE
--------------------------------------------------------------------------------
                    Financial Conglomerates (2.8%)
  12,439            American Express Co. ......................   $    735,456
  51,388            Citigroup, Inc. ...........................      2,999,775
                                                                  ------------
                                                                     3,735,231
                                                                  ------------
                    Financial Publishing/Services (0.2%)
   1,375            Dun & Bradstreet Corp. (The) ..............         45,375
   1,396            Equifax, Inc. .............................         35,511
   1,920            McGraw-Hill Companies, Inc. ...............        118,920
                                                                  ------------
                                                                       199,806
                                                                  ------------
                    Food Distributors (0.1%)
   1,288            Supervalu, Inc. ...........................         19,239
   2,551            SYSCO Corp. ...............................        107,939
                                                                  ------------
                                                                       127,178
                                                                  ------------
                    Food Retail (0.4%)
   3,397            Albertson's, Inc. .........................         73,035
   8,500            Kroger Co.* ...............................        192,844
   5,044            Safeway Inc.* .............................        248,732
                                                                  ------------
                                                                       514,611
                                                                  ------------
                    Food: Major Diversified (0.8%)
   3,034            Bestfoods .................................        214,276
   3,804            General Mills, Inc. .......................        122,203
   3,892            Heinz (H.J.) Co. ..........................        148,382
   3,608            Nabisco Group Holdings Corp. ..............        101,249
   3,960            Quaker Oats Company (The) .................        269,032
   3,390            Ralston-Ralston Purina Group ..............         76,699
   9,610            Sara Lee Corp. ............................        178,986
                                                                  ------------
                                                                     1,110,827
                                                                  ------------
                    Food: Meat/Fish/Dairy (0.1%)
   6,465            ConAgra, Inc. .............................        118,390
                                                                  ------------
                    Food: Specialty/Candy (0.1%)
   1,516            Hershey Foods Corp. .......................         64,714
   1,263            Wrigley (Wm.) Jr. Co. .....................         93,541
                                                                  ------------
                                                                       158,255
                                                                  ------------
                    Gas Distributors (0.1%)
     817            KeySpan Corp. .............................         28,135
     361            Nicor Inc. ................................         13,312
     227            ONEOK, Inc. ...............................          7,250
     274            Peoples Energy Corp. ......................          8,905
   1,590            Sempra Energy .............................         31,005
                                                                  ------------
                                                                        88,607
                                                                  ------------
                    Home Building (0.0%)
     726            Centex Corp. ..............................         20,963
     368            Kaufman & Broad Home Corp. ................          9,131
     315            Pulte Corp. ...............................         10,375
                                                                  ------------
                                                                        40,469
                                                                  ------------


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited) continued


  NUMBER OF
   SHARES                                                            VALUE
--------------------------------------------------------------------------------
                    Home Furnishings (0.1%)
   1,957            Leggett & Platt, Inc. ...................   $     34,614
   2,035            Newell Rubbermaid, Inc. .................         52,783
     442            Tupperware Corp. ........................          8,923
                                                                ------------
                                                                      96,320
                                                                ------------
                    Home Improvement Chains (0.9%)
   2,634            Home Depot, Inc. (The) ..................      1,087,847
   3,736            Lowe's Companies, Inc. ..................        167,419
                                                                ------------
                                                                   1,255,266
                                                                ------------
                    Hospital/Nursing Management (0.2%)
   5,466            HCA-The Healthcare Corp. ................        188,577
   3,068            Tenet Healthcare Corp.* .................         95,108
                                                                ------------
                                                                     283,685
                                                                ------------
                    Hotels/Resorts/Cruiselines (0.2%)
   4,629            Carnival Corp.* .........................         92,291
   2,820            Hilton Hotels Corp. .....................         28,200
   2,321            Marriott International, Inc.
                      (Class A) .............................         91,679
                                                                ------------
                                                                     212,170
                                                                ------------
                    Household/Personal Care (1.3%)
     427            Alberto-Culver Co. (Class B) ............         12,089
   1,818            Avon Products, Inc. .....................         71,243
   2,298            Clorox Co. ..............................         83,159
  10,235            Gillette Co. ............................        307,050
   1,010            International Flavors &
                      Fragrances, Inc. ......................         26,008
   6,626            Kimberly-Clark Corp. ....................        387,621
  12,809            Procter & Gamble Co. (The) ..............        791,756
                                                                ------------
                                                                   1,678,926
                                                                ------------
                    Industrial Conglomerates (5.6%)
  97,232            General Electric Co. ....................      5,706,303
   6,135            Honeywell International, Inc. ...........        236,581
   3,042            Minnesota Mining &
                    Manufacturing Co. .......................        282,906
  16,523            Tyco International Ltd.
                      (Bermuda) .............................        941,811
   4,617            United Technologies Corp. ...............        288,274
                                                                ------------
                                                                   7,455,875
                                                                ------------
                    Industrial Machinery (0.2%)
   2,946            Illinois Tool Works Inc. ................        165,160
   1,598            Ingersoll-Rand Co. ......................         72,809
   1,084            Parker-Hannifin Corp. ...................         37,737
                                                                ------------
                                                                     275,706
                                                                ------------


 NUMBER OF
  SHARES                                                              VALUE
--------------------------------------------------------------------------------
                    Industrial Specialties (0.2%)
   1,553            Ecolab, Inc. ............................   $     60,470
     369            Millipore Corp. .........................         22,463
   1,704            PPG Industries, Inc. ....................         69,012
   1,622            Sherwin-Williams Co. ....................         37,306
                                                                ------------
                                                                     189,251
                                                                ------------
                    Information Technology Services (0.2%)
   2,780            Computer Sciences Corp.* ................        219,794
   1,928            Sapient Corp.* ..........................        101,220
                                                                ------------
                                                                     321,014
                                                                ------------
                    Insurance Brokers/Services (0.3%)
   1,959            AON Corp. ...............................         73,095
   2,628            Marsh & McLennan Companies,
                      Inc. ..................................        312,075
                                                                ------------
                                                                     385,170
                                                                ------------
                    Integrated Oil (3.9%)
     824            Amerada Hess Corp. ......................         56,393
   4,993            Chevron Corp. ...........................        421,909
   7,003            Conoco, Inc. (Class B) ..................        182,953
  34,023            Exxon Mobil Corp.** .....................      2,777,127
   2,308            Phillips Petroleum Co. ..................        142,808
  20,963            Royal Dutch Petroleum Co. (ADR)
                      (Netherlands) .........................      1,282,674
   4,228            Texaco, Inc. ............................        217,742
   2,352            Unocal Corp. ............................         78,498
                                                                ------------
                                                                   5,160,104
                                                                ------------
                    Internet Software/Services (1.5%)
  23,307            America Online, Inc.* ...................      1,366,373
   5,516            Yahoo! Inc.* ............................        670,194
                                                                ------------
                                                                   2,036,567
                                                                ------------
                    Investment Banks/Brokers (1.1%)
   1,389            Lehman Brothers Holdings, Inc. ..........        201,405
   4,423            Merrill Lynch & Co., Inc. ...............        641,335
   1,355            Paine Webber Group, Inc. ................         96,883
  12,679            Schwab (Charles) Corp. ..................        484,179
                                                                ------------
                                                                   1,423,802
                                                                ------------
                    Investment Managers (0.1%)
   2,267            Franklin Resources, Inc. ................         86,146
   1,998            Stillwell Financial, Inc.* ..............         96,653
                                                                ------------
                                                                     182,799
                                                                ------------
                    Life/Health Insurance (0.4%)
   2,157            AFLAC, Inc. .............................        116,478
   2,524            American General Corp. ..................        183,779
     838            Jefferson-Pilot Corp. ...................         55,465
   1,558            Lincoln National Corp. ..................         84,132

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited) continued


NUMBER OF
 SHARES                                                            VALUE
--------------------------------------------------------------------------------
   1,041            Torchmark Corp. ......................   $     29,213
   1,955            UnumProvident Corp. ..................         42,399
                                                             ------------
                                                                  511,466
                                                             ------------
                    Major Banks (3.8%)
  20,317            Bank of America Corp. ................      1,088,229
   9,680            Bank of New York Co., Inc. ...........        507,595
   5,111            BB&T Corp. ...........................        138,316
  15,941            Chase Manhattan Corp. (The) ..........        890,703
   2,045            Comerica, Inc. .......................        115,159
  11,805            FleetBoston Financial Corp. ..........        503,926
   6,448            Mellon Financial Corp. ...............        291,772
   3,194            PNC Financial Services Group,
                      Inc. ...............................        188,246
   2,170            SouthTrust Corp. .....................         61,167
   3,327            SunTrust Banks, Inc. .................        164,271
   8,271            U.S. Bancorp .........................        179,894
  21,146            Wells Fargo & Co. ....................        913,243
                                                             ------------
                                                                5,042,521
                                                             ------------
                    Major Telecommunications (4.4%)
   3,064            ALLTEL Corp. .........................        154,924
  41,030            AT&T Corp. ...........................      1,292,445
  14,410            BellSouth Corp. ......................        537,673
  33,224            SBC Communications, Inc. .............      1,387,102
   6,713            Sprint Corp. (FON Group) .............        224,886
  26,574            Verizon Communications ...............      1,159,291
  28,005            WorldCom, Inc.* ......................      1,022,183
                                                             ------------
                                                                5,778,504
                                                             ------------
                    Managed Health Care (0.3%)
   1,115            Aetna Inc. ...........................         62,370
   1,598            CIGNA Corp. ..........................        155,406
   1,624            UnitedHealth Group Inc. ..............        153,468
     635            Wellpoint Health Networks, Inc.*......         54,808
                                                             ------------
                                                                  426,052
                                                             ------------
                    Media Conglomerates (2.1%)
  15,913            Disney (Walt) Co. (The) ..............        619,612
  12,866            Time Warner Inc. .....................      1,100,043
  14,907            Viacom, Inc. (Class B)
                      (Non-Voting)* ......................      1,003,427
                                                             ------------
                                                                2,723,082
                                                             ------------
                    Medical Distributors (0.2%)
   2,700            Cardinal Health, Inc. ................        220,894
   2,157            McKesson HBOC, Inc. ..................         53,790
                                                             ------------
                                                                  274,684
                                                             ------------


  NUMBER OF
   SHARES                                                            VALUE
--------------------------------------------------------------------------------
                    Medical Specialties (1.3%)
     999            ALZA Corp. * .........................   $     75,549
     386            Bard (C.R.), Inc. ....................         18,842
     510            Bausch & Lomb, Inc. ..................         18,233
   2,827            Baxter International, Inc. ...........        235,348
   1,933            Becton, Dickinson & Co. ..............         58,232
   1,726            Biomet, Inc. .........................         58,360
   3,122            Boston Scientific Corp.* .............         59,123
   2,987            Guidant Corp.* .......................        201,062
  14,425            Medtronic, Inc. ......................        739,281
     991            Pall Corp. ...........................         21,183
   2,032            PE Corporation-PE Biosystems
                      Group ..............................        199,898
     642            St. Jude Medical, Inc.* ..............         25,439
                                                             ------------
                                                                1,710,550
                                                             ------------
                    Medical/Nursing Services (0.0%)
   4,716            Healthsouth Corp.* ...................         28,886
                                                             ------------
                    Miscellaneous Commercial
                      Services (0.2%)
   1,650            Convergys Corp.* .....................         64,556
   2,843            Paychex, Inc. ........................        126,869
   2,181            Sabre Holdings Corp.* ................         60,795
                                                             ------------
                                                                  252,220
                                                             ------------
                    Miscellaneous Manufacturing (0.2%)
     465            Crane Co. ............................         11,683
   1,374            Danaher Corp. ........................         77,202
   1,605            Dover Corp. ..........................         78,444
     838            ITT Industries, Inc.* ................         28,178
   1,198            Thermo Electron Corp.* ...............         27,854
                                                             ------------
                                                                  223,361
                                                             ------------
                    Motor Vehicles (0.6%)
  18,300            Ford Motor Company ...................        442,631
   4,097            General Motors Corp. .................        295,752
   2,325            Harley-Davidson, Inc. ................        115,814
                                                             ------------
                                                                  854,197
                                                             ------------
                    Movies/Entertainment (0.2%)
   3,342            Seagram Co. Ltd. (The) (Canada).......        201,147
                                                             ------------
                    Multi-Line Insurance (1.6%)
  22,605            American International Group,
                      Inc. ...............................      2,014,671
   2,100            Hartford Financial Services
                      Group, Inc. (The) ..................        139,913
                                                             ------------
                                                                2,154,584
                                                             ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited) continued



  NUMBER OF
   SHARES                                                            VALUE
--------------------------------------------------------------------------------
                    Office Equipment/Supplies (0.1%)
    898             Avery Dennison Corp. ....................   $     48,548
  2,530             Pitney Bowes, Inc. ......................         92,503
                                                                ------------
                                                                     141,051
                                                                ------------
                    Oil & Gas Pipelines (0.9%)
  2,119             Coastal Corp. (The) .....................        145,946
    628             Columbia Energy Group ...................         44,078
  2,284             El Paso Energy Corp. ....................        133,043
  7,221             Enron Corp. .............................        612,882
  4,399             Williams Companies, Inc. (The) ..........        202,629
                                                                ------------
                                                                   1,138,578
                                                                ------------
                    Oil & Gas Production (0.4%)
  2,384             Anardarko Petroleum Corp. ...............        156,796
  1,124             Apache Corp. ............................         70,812
  2,082             Burlington Resources, Inc. ..............         81,849
  1,033             Devon Energy Corp. ......................         60,495
    907             Kerr-McGee Corp. ........................         57,311
  7,643             Occidental Petroleum Corp. ..............        165,280
                                                                ------------
                                                                     592,543
                                                                ------------
                    Oil Refining/Marketing (0.1%)
    540             Ashland, Inc. ...........................         19,035
    864             Sunoco, Inc. ............................         23,490
  1,380             Tosco Corp. .............................         42,090
  3,476             USX-Marathon Group ......................         95,373
                                                                ------------
                                                                     179,988
                                                                ------------
                    Oilfield Services/Equipment (0.6%)
  3,240             Baker Hughes Inc. .......................        118,463
  4,363             Halliburton Co. .........................        231,239
  5,573             Schlumberger Ltd. .......................        475,447
                                                                ------------
                                                                     825,149
                                                                ------------
                    Other Consumer Services (0.1%)
  7,654             Cendant Corp.* ..........................        100,937
                                                                ------------
                    Other Consumer Specialties (0.0%)
  1,551             Fortune Brands, Inc. ....................         39,551
                                                                ------------
                    Other Metals/Minerals (0.1%)
    637             Allegheny Technologies Inc. .............         13,855
  1,391             Inco Ltd. (Canada)* .....................         24,864
    602             Phelps Dodge Corp. ......................         26,789
                                                                ------------
                                                                      65,508
                                                                ------------
                    Packaged Software (5.6%)
  1,220             Adobe Systems, Inc. .....................        158,600
    468             Autodesk, Inc. ..........................         13,163
    810             Mercury Interactive Corp.* ..............         98,972
 53,386             Microsoft Corp.* ** .....................      3,727,010
 28,810             Oracle Corp.* ...........................      2,619,909


 NUMBER OF
  SHARES                                                            VALUE
--------------------------------------------------------------------------------

 2,018              Siebel Systems, Inc.* ...................   $    399,186
 3,968              Veritas Software Corp.* .................        478,392
                                                                ------------
                                                                   7,495,232
                                                                ------------
                    Pharmaceuticals: Generic Drugs (0.0%)
   940              Watson Pharmaceuticals, Inc.* ...........         57,986
                                                                ------------
                    Pharmaceuticals: Major (6.8%)
11,952              Abbott Laboratories .....................        522,900
10,060              American Home Products Corp. ............        545,126
15,216              Bristol-Myers Squibb Co. ................        806,448
13,667              Johnson & Johnson .......................      1,256,510
20,950              Merck & Co., Inc.** .....................      1,463,881
70,640              Pfizer Inc.** ...........................      3,055,180
11,565              Pharmacia Corp. .........................        677,275
16,425              Schering-Plough Corp. ...................        659,053
                                                                ------------
                                                                   8,986,373
                                                                ------------
                    Pharmaceuticals: Other (0.1%)
   999              Allergan, Inc. ..........................         73,052
                                                                ------------
                    Precious Metals (0.1%)
 3,062              Barrick Gold Corp. (Canada) .............         48,801
 1,225              Freeport-McMoRan Copper &
                      Gold, Inc. (Class B)* .................         12,020
 1,285              Newmont Mining Corp. ....................         23,853
 2,535              Placer Dome Inc. (Canada) ...............         22,498
                                                                ------------
                                                                     107,172
                                                                ------------
                    Property - Casualty Insurers (0.4%)
 7,384              Allstate Corp. (The) ....................        214,598
 1,735              Chubb Corp. (The) .......................        132,836
   755              Loews Corp. .............................         61,108
 2,102              St. Paul Companies, Inc. ................        100,108
                                                                ------------
                                                                     508,650
                                                                ------------
                    Publishing: Books/Magazines (0.0%)
   690              Harcourt General, Inc. ..................         40,926
   387              Meredith Corp. ..........................         10,570
                                                                ------------
                                                                      51,496
                                                                ------------
                    Publishing: Newspapers (0.3%)
   678              Dow Jones & Co., Inc. ...................         42,417
 2,608              Gannett Co., Inc. .......................        147,678
   594              Knight-Ridder, Inc. .....................         32,447
 1,630              New York Times Co. (The)
                      (Class A) .............................         63,876
 2,361              Tribune Co. .............................         84,258
                                                                ------------
                                                                     370,676
                                                                ------------
                    Pulp & Paper (0.3%)
   713              Boise Cascade Corp. .....................         21,301
 2,015              Fort James Corp. ........................         63,724


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited) continued


  NUMBER OF
   SHARES                                                          VALUE
--------------------------------------------------------------------------------
    1,839           Georgia-Pacific Corp. .................   $     49,193
    6,224           International Paper Co. ...............        198,390
    1,108           Mead Corp. ............................         29,708
    1,084           Westavaco Corp. .......................         29,675
    1,194           Willamette Industries, Inc. ...........         36,417
                                                              ------------
                                                                   428,408
                                                              ------------
                    Railroads (0.2%)
    3,842           Burlington Northern Santa Fe
                      Corp. ...............................         85,965
    1,959           CSX Corp. .............................         46,771
    2,223           Union Pacific Corp. ...................         88,364
                                                              ------------
                                                                   221,100
                                                              ------------
                    Recreational Products (0.3%)
      673           Brunswick Corp. .......................         12,619
    4,667           Eastman Kodak Co. .....................        290,521
    1,641           Hasbro, Inc. ..........................         20,205
    3,260           Mattel, Inc. ..........................         32,193
                                                              ------------
                                                                   355,538
                                                              ------------
                    Regional Banks (0.5%)
    4,322           AmSouth Bancorporation ................         78,877
    5,110           Fifth Third Bancorp ...................        236,018
  12,711            Firstar Corp. .........................        303,475
   1,510            Old Kent Financial Corp. ..............         44,262
                                                              ------------
                                                                   662,632
                                                              ------------
                    Restaurants (0.3%)
     947            Darden Restaurants, Inc. ..............         16,750
  10,234            McDonald's Corp. ......................        305,741
   1,812            Starbucks Corp.* ......................         66,365
   1,129            Tricon Global Restaurants, Inc.* ......         32,882
     871            Wendy's International, Inc. ...........         16,440
                                                              ------------
                                                                   438,178
                                                              ------------
                    Savings Banks (0.2%)
   2,041            Charter One Financial, Inc. ...........         48,474
   1,517            Golden West Financial Corp. ...........         72,247
   5,322            Washington Mutual, Inc. ...............        186,270
                                                              ------------
                                                                   306,991
                                                              ------------
                    Semiconductors (6.6%)
   2,352            Advanced Micro Devices, Inc.* .........         88,494
   3,896            Altera Corp.* .........................        252,510
   3,468            Analog Devices, Inc.* .................        348,534
   2,108            Broadcom Corp. (Class A)* .............        527,000
   2,131            Conexant Systems, Inc.* ...............         79,247
  65,618            Intel Corp.** .........................      4,913,148
   3,067            Linear Technology Corp. ...............        220,632
   2,998            LSI Logic Corp.* ......................        107,741


 NUMBER OF
  SHARES                                                           VALUE
--------------------------------------------------------------------------------
   2,772            Maxim Integrated Products, Inc.*.......   $    243,070
   5,440            Micron Technology, Inc.* ..............        444,720
   1,712            National Semiconductor Corp.* .........         76,184
  16,893            Texas Instruments, Inc. ...............      1,130,775
   3,157            Xilinx, Inc.* .........................        280,578
                                                              ------------
                                                                 8,712,633
                                                              ------------
                    Services to the Health Industry (0.0%)
   2,528            IMS Health Inc. .......................         47,716
                                                              ------------
                    Specialty Insurance (0.1%)
   1,180            MBIA, Inc. ............................         77,585
   1,260            MGIC Investment Corp. .................         74,104
                                                              ------------
                                                                   151,689
                                                              ------------
                    Specialty Stores (0.2%)
   1,621            AutoZone, Inc.* .......................         36,473
   3,246            Bed Bath & Beyond Inc.* ...............         57,008
   5,745            Staples, Inc.* ........................         88,329
   1,680            Tiffany & Co. .........................         69,930
                                                              ------------
                                                                   251,740
                                                              ------------
                    Specialty Telecommunications (0.8%)
   1,350            CenturyTel, Inc. ......................         38,897
   6,754            Global Crossing Ltd. (Bermuda)*........        203,042
  15,962            Qwest Communications
                    International, Inc.* ..................        824,038
                                                              ------------
                                                                 1,065,977
                                                              ------------
                    Steel (0.1%)
   1,010            Bethlehem Steel Corp.* ................          3,535
     808            Nucor Corp. ...........................         29,694
     818            USX-U.S. Steel Group ..................         14,213
     660            Worthington Industries, Inc. ..........          6,889
                                                              ------------
                                                                    54,331
                                                              ------------
                    Telecommunication Equipment (4.9%)
   6,614            ADC Telecommunications, Inc.* .........        270,761
     798            Andrew Corp.* .........................         23,641
   1,486            Comverse Technology, Inc.* ............        136,619
   2,695            Corning Inc. ..........................        883,792
  31,845            Lucent Technologies Inc. ..............      1,331,519
  21,070            Motorola, Inc. ........................        759,837
  28,936            Nortel Networks Corp. (Canada) ........      2,360,093
   5,675            QUALCOMM Inc.* ........................        339,791
   1,561            Scientific-Atlanta, Inc. ..............        121,660
   3,999            Tellabs, Inc.* ........................        224,694
                                                              ------------
                                                                 6,452,407
                                                              ------------
                    Tobacco (0.5%)
  22,998            Philip Morris Companies, Inc. .........        681,316
                                                              ------------


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited) continued


  NUMBER OF
   SHARES                                                VALUE
--------------------------------------------------------------------------------
             Tools/Hardware (0.1%)
   1,264     Black & Decker Corp. ...............   $     50,639
     841     Snap-On, Inc. ......................         25,913
                                                    ------------
                                                          76,552
                                                    ------------
             Trucks/Construction/Farm
             Machinery (0.1%)
   2,757     Caterpillar, Inc. ..................        101,320
   1,851     Deere & Co. ........................         60,967
                                                    ------------
                                                         162,287
                                                    ------------
             Wireless Communications (0.6%)
   7,172     Nextel Communications, Inc.
               (Class A)* .......................        397,598
   8,927     Sprint Corp. (PCS Group)* ..........        448,024
                                                    ------------
                                                         845,622
                                                    ------------
             TOTAL COMMON STOCKS
             (Cost $88,241,679)..................    122,925,289
                                                    ------------



 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENT (a) (6.9%)
              U.S. GOVERNMENT AGENCY
$  9,100      Federal National Mortgage Assoc.
              6.53% due 09/01/00
              (Cost $9,100,000)...............         9,100,000
                                                    ------------


                                                     VALUE
-----------------------------------------------------------
TOTAL INVESTMENTS
(Cost $97,341,679) (b).........       99.6%    $132,025,289

OTHER ASSETS IN EXCESS OF
LIABILITIES ...................        0.4          579,775
                                     -----     ------------
NET ASSETS ....................      100.0%    $132,605,064
                                     =====     ============

--------------------
ADR  American Depository Receipt.

*    Non-income producing security.

** Some or all of these securities are segregated in connection with open future contracts.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $38,929,182 and the aggregate gross unrealized depreciation is $4,245,572, resulting in net unrealized appreciation of $34,683,610.


FUTURES CONTRACTS OPEN AT AUGUST 31, 2000:


                 DESCRIPTION,       UNDERLYING
NUMBER OF      DELIVERY MONTH,     FACE AMOUNT     UNREALIZED
CONTRACTS         AND YEAR          AT VALUE         GAIN
-------------------------------------------------------------
   25         S&P 500 Index       $9,507,500      $131,788
              September/2000


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000 (unaudited)

ASSETS:
Investments in securities, at value
   (cost $97,341,679) ..............................    $132,025,289
Cash ...............................................          82,535
Receivable for:
     Shares of beneficial interest sold ............         493,047
     Dividends .....................................         146,127
     Variation margin ..............................         110,000
Prepaid expenses and other assets ..................          88,158
                                                        ------------
     TOTAL ASSETS ..................................     132,945,156
                                                        ------------
LIABILITIES:
Payable for:
     Plan of distribution fee ......................         103,983
     Shares of beneficial interest repurchased .....          66,364
     Investment management fee .....................          65,557
     Investments purchased .........................          62,424
Accrued expenses and other payables ................          41,764
                                                        ------------
     TOTAL LIABILITIES .............................         340,092
                                                        ------------
     NET ASSETS ....................................    $132,605,064
                                                        ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ....................................     $99,848,356
Net unrealized appreciation ........................      34,815,398
Accumulated net investment loss ....................        (340,232)
Accumulated net realized loss ......................      (1,718,458)
                                                        ------------
     NET ASSETS ....................................    $132,605,064
                                                        ============
CLASS A SHARES:
Net Assets .........................................      $5,266,769
Shares Outstanding (unlimited authorized, $.01
   par value) ......................................         361,931
     NET ASSET VALUE PER SHARE .....................          $14.55
                                                              ======
     MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset
       value) ......................................          $15.36
                                                              ======
CLASS B SHARES:
Net Assets .........................................    $116,033,866
Shares Outstanding (unlimited authorized, $.01
   par value) ......................................       8,080,676
     NET ASSET VALUE PER SHARE .....................          $14.36
                                                              ======
CLASS C SHARES:
Net Assets .........................................      $8,775,316
Shares Outstanding (unlimited authorized, $.01
   par value) ......................................         610,999
     NET ASSET VALUE PER SHARE .....................          $14.36
                                                              ======
CLASS D SHARES:
Net Assets .........................................      $2,529,113
Shares Outstanding (unlimited authorized, $.01
   par value) ......................................         173,106
     NET ASSET VALUE PER SHARE .....................          $14.61
                                                              ======


STATEMENT OF OPERATIONS
For the six months ended August 31, 2000 (unaudited)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $6,175 foreign withholding
   tax) ...........................................    $   655,028
Interest ..........................................        202,007
                                                       -----------
    TOTAL INCOME ..................................        857,035
                                                       -----------
EXPENSES
Plan of distribution fee (Class A shares) .........          6,377
Plan of distribution fee (Class B shares) .........        556,802
Plan of distribution fee (Class C shares) .........         43,154
Investment management fee .........................        380,780
Transfer agent fees and expenses ..................         73,378
Shareholder reports and notices ...................         40,363
Registration fees .................................         29,227
Professional fees .................................         25,219
Custodian fees ....................................         17,721
Trustees' fees and expenses .......................          6,158
Other .............................................         18,088
                                                       -----------
    TOTAL EXPENSES ................................      1,197,267
                                                       -----------
    NET INVESTMENT LOSS: ..........................       (340,232)
                                                       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
     Investments ..................................       (181,469)
     Futures contracts ............................        (61,495)
                                                       -----------
    NET LOSS ......................................       (242,964)
                                                       -----------
Net change in unrealized
   appreciation/depreciation on:
     Investments ..................................     12,931,027
     Futures contracts ............................        344,030
                                                       -----------
    NET APPRECIATION ..............................     13,275,057
                                                       -----------
    NET GAIN ......................................     13,032,093
                                                       -----------
NET INCREASE ......................................    $12,691,861
                                                       ===========



                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                            FOR THE SIX         FOR THE YEAR
                                                            MONTHS ENDED            ENDED
                                                          AUGUST 31, 2000     FEBRUARY 29, 2000
                                                         -----------------   ------------------
                                                           (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss ..................................     $   (340,232)        $   (714,457)
Net realized loss ....................................         (242,964)          (1,590,815)
Net change in unrealized appreciation ................       13,275,057           13,055,695
                                                           ------------         ------------
   NET INCREASE ......................................       12,691,861           10,750,423
                                                           ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares .......................................           --                  (16,029)
Class B shares .......................................           --                 (368,751)
Class C shares .......................................           --                  (29,852)
Class D shares .......................................           --                     (910)
                                                           ------------         ------------
   TOTAL DISTRIBUTIONS ...............................           --                 (415,542)
                                                           ------------         ------------
Net increase (decrease) from transactions in shares of
  beneficial interest ................................       (1,144,065)          17,812,441
                                                           ------------         ------------
   NET INCREASE ......................................       11,547,796           28,147,322

NET ASSETS:
Beginning of period ..................................      121,057,268           92,909,946
                                                           ------------         ------------
   END OF PERIOD
   (Including a net investment loss of $340,232 and $0,
   respectively) .....................................     $132,605,064         $121,057,268
                                                           ============         ============


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES


Morgan Stanley Dean Witter S&P 500 Select Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a total return (before expenses) that exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks of selected companies included in the S&P 500 Index. The Fund was organized as a Massachusetts business trust on June 8, 1998 and commenced operations on September 28, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued


B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS - A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract, which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued


3. PLAN OF DISTRIBUTION


Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled $4,728,665 at August 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $213, $140,521 and $6,789, respectively and received $7,276 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES


The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2000 aggregated $39,460,923 and $45,923,410, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued


5. SHARES OF BENEFICIAL INTEREST


Transactions in shares of beneficial interest were as follows:



                                                  FOR THE SIX                     FOR THE YEAR
                                                  MONTHS ENDED                        ENDED
                                                AUGUST 31, 2000                 FEBRUARY 29, 2000
                                        -------------------------------- -------------------------------
                                                  (unaudited)
                                             SHARES          AMOUNT            SHARES          AMOUNT
                                        --------------- ----------------  --------------- ---------------
CLASS A SHARES
Sold ..................................        54,419    $     771,268          195,682    $   2,483,357
Reinvestment of distributions .........         --              --                1,113           14,063
Redeemed ..............................       (51,528)        (708,959)        (115,113)      (1,473,680)
                                              -------    -------------         --------    -------------
Net increase - Class A ................         2,891           62,309           81,682        1,023,740
                                              -------    -------------         --------    -------------
CLASS B SHARES
Sold ..................................       991,409       13,689,543        3,616,854       45,961,205
Reinvestment of distributions .........         --              --               26,589          334,485
Redeemed ..............................    (1,085,558)     (14,839,055)      (2,525,828)     (32,424,065)
                                           ----------    -------------       ----------    -------------
Net increase (decrease) - Class B .....       (94,149)      (1,149,512)       1,117,615       13,871,625
                                           ----------    -------------       ----------    -------------
CLASS C SHARES
Sold ..................................       103,552        1,424,097          379,260        4,809,371
Reinvestment of distributions .........         --           --                   2,318           29,166
Redeemed ..............................      (196,138)      (2,672,625)        (223,405)      (2,877,016)
                                           ----------    -------------       ----------    -------------
Net increase (decrease) - Class C .....       (92,586)      (1,248,528)         158,173        1,961,521
                                           ----------    -------------       ----------    -------------
CLASS D SHARES
Sold ..................................        90,183        1,259,917           76,694        1,032,652
Reinvestment of distributions .........         --              --                   54              685
Redeemed ..............................        (4,889)         (68,251)          (6,132)         (77,782)
                                           ----------    -------------       ----------    -------------
Net increase - Class D ................        85,294        1,191,666           70,616          955,555
                                           ----------    -------------       ----------    -------------
Net increase (decrease) in Fund .......       (98,550)   $  (1,144,065)       1,428,086    $  17,812,441
                                           ==========    =============       ==========    =============


6. FEDERAL INCOME TAX STATUS


As of February 28, 2000, the Fund had a net capital loss carryover of approximately $746,000, which will be available though February 29, 2008 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $612,000 during fiscal 2000.

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued

As of February 29, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses, the mark-to-market of futures contracts and capital loss deferrals on wash sales.


7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At August 31, 2000, the Fund had outstanding futures contracts.

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                  FOR THE PERIOD
                                                       FOR THE SIX          FOR THE YEAR        SEPTEMBER 28, 1998*
                                                       MONTHS ENDED            ENDED                  THROUGH
                                                     AUGUST 31, 2000     FEBRUARY 29, 2000       FEBRUARY 28, 1999
                                                    -----------------   -------------------   ----------------------
                                                      (unaudited)
CLASS A SHARES #
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............       $13.10                 $11.79                  $10.00
                                                        ------                 ------                  ------
Income from investment operations:
 Net investment income ..........................         0.01                   0.01                    0.02
 Net realized and unrealized gain ...............         1.44                   1.34                    1.81
                                                        ------                 ------                  ------
Total income from investment operations .........         1.45                   1.35                    1.83
                                                        ------                 ------                  ------
Less dividends and distributions from:
 Net investment income ..........................         --                     -                      (0.02)
 Net realized gains .............................         --                    (0.04)                  (0.02)
                                                        ------                 ------                  ------
Total dividends and distributions ...............         --                    (0.04)                  (0.04)
                                                        ------                 ------                  ------
Net asset value, end of period ..................       $14.55                 $13.10                  $11.79
                                                        ======                 ======                  ======
TOTAL RETURN+  ..................................        11.07%(1)              11.50%                  18.32%(1)

RATIOS TO AVERAGE NET ASSETS (4):
Expenses ........................................         1.18%(2)               1.22%                   1.23%(2)(3)
Net investment income ...........................         0.16%(2)               0.11%                   0.38%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........       $5,267                 $4,703                  $3,269
Portfolio turnover rate .........................           33%(1)                 26%                      3%(1)

-------------
*   Commencement of operations.

# The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Not annualized.

(2) Annualized.

(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and the net investment income ratios would have been 1.55% and 0.06%, respectively, for the period ended February 28, 1999.

(4) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
FINANCIAL HIGHLIGHTS, continued



                                                                                                        FOR THE PERIOD
                                                           FOR THE SIX           FOR THE YEAR         SEPTEMBER 28, 1998*
                                                           MONTHS ENDED             ENDED                   THROUGH
                                                         AUGUST 31, 2000      FEBRUARY 29, 2000        FEBRUARY 28, 1999
                                                       -------------------   -------------------   ------------------------
                                                          (unaudited)
CLASS B SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............        $12.98                  $11.76                  $10.00
                                                            ------                  ------                  ------
Income (loss) from investment operations:
 Net investment loss ...............................         (0.04)                  (0.08)                  (0.02)
 Net realized and unrealized gain ..................          1.42                    1.34                    1.80
                                                            ------                  ------                  ------
Total income from investment operations ............          1.38                    1.26                    1.78
                                                            ------                  ------                  ------
Less distributions from net realized gains .........           --                    (0.04)                  (0.02)#
                                                            ------                  ------                  ------
Net asset value, end of period .....................        $14.36                  $12.98                  $11.76
                                                            ======                  ======                  ======
TOTAL RETURN+ .....................................          10.63 %(1)              10.67 %                 17.96 %(1)

RATIOS TO AVERAGE NET ASSETS (4):
Expenses ...........................................          1.93 %(2)               1.97 %                  1.98 %(2)(3)
Net investment loss ................................         (0.59)%(2)              (0.64)%                 (0.37)%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............      $116,034                $106,070                 $83,021
Portfolio turnover rate ............................            33 %(1)                 26 %                     3 %(1)

--------------
*   Commencement of operations.

# The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

++  Includes $0.002 of dividends from net investment income.

(1) Not annualized.

(2)  Annualized.

(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and the net investment income ratios would have been 2.30% and (0.69)%, respectively, for period ended February 28, 1999.

(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
FINANCIAL HIGHLIGHTS, continued


                                                                                                        FOR THE PERIOD
                                                           FOR THE SIX           FOR THE YEAR         SEPTEMBER 28, 1998*
                                                           MONTHS ENDED             ENDED                   THROUGH
                                                         AUGUST 31, 2000      FEBRUARY 29, 2000        FEBRUARY 28, 1999
                                                       -------------------   -------------------   ------------------------
                                                         (unaudited)
CLASS C SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............        $12.98               $11.77                    $10.00
                                                            ------               ------                    ------
Income (loss) from investment operations:
 Net investment loss ...............................         (0.04)               (0.08)                    (0.02)
 Net realized and unrealized gain ..................          1.42                 1.33                      1.81
                                                            ------               ------                    ------
Total income from investment operations ............          1.38                 1.25                      1.79
                                                            ------               ------                    ------
Less distributions from net realized gains .........          --                  (0.04)                    (0.02)++
                                                            ------               ------                    ------
Net asset value, end of period .....................        $14.36               $12.98                    $11.77
                                                            ======               ======                    ======
TOTAL RETURN+  .....................................         10.63 %(1)           10.67 %                   17.94 %(1)

RATIOS TO AVERAGE NET ASSETS (4):
Expenses ...........................................          1.93 %(2)            1.97 %                    1.98 %(2)(3)
Net investment loss ................................         (0.59)%(2)           (0.64)%                   (0.37)%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............        $8,775               $9,131                    $6,417
Portfolio turnover rate ............................            33 %(1)              26 %                       3 %(1)

--------------
*   Commencement of operations.

# The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

++  Includes $.000859 of dividends from net investment income.

(1) Not annualized.

(2) Annualized.

(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and the net investment income ratios would have been 2.30% and (0.69)%, respectively, for the period ended February 28, 1999.

(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
FINANCIAL HIGHLIGHTS, continued


                                                                                                  FOR THE PERIOD
                                                       FOR THE SIX          FOR THE YEAR        SEPTEMBER 28, 1998*
                                                       MONTHS ENDED            ENDED                  THROUGH
                                                     AUGUST 31, 2000     FEBRUARY 29, 2000       FEBRUARY 28, 1999
                                                    -----------------   -------------------   ----------------------
                                                      (unaudited)
CLASS D SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............        $13.14               $11.79                  $10.00
                                                         ------               ------                  ------
Income from investment operations:
 Net investment income ..........................          0.03                 0.04                    0.02
 Net realized and unrealized gain ...............          1.44                 1.35                    1.81
                                                         ------               ------                  ------
Total income from investment operations .........          1.47                 1.39                    1.83
                                                         ------               ------                  ------
Less dividends and distributions from:
 Net investment income ..........................          --                    --                    (0.02)
 Net realized gains .............................          --                  (0.04)                  (0.02)
                                                         ------               ------                  ------
Total dividends and distributions ...............          --                  (0.04)                  (0.04)
                                                         ------               ------                  ------
Net asset value, end of period ..................        $14.61               $13.14                  $11.79
                                                         ======               ======                  ======
TOTAL RETURN+  ..................................         11.19%(1)            11.84%                  18.38%(1)
RATIOS TO AVERAGE NET ASSETS (4):
Expenses ........................................          0.93%(2)             0.97%                   0.98%(2)(3)
Net investment income ...........................          0.41%(2)             0.36%                   0.63%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........        $2,529               $1,153                    $203
Portfolio turnover rate .........................            33%(1)               26%                      3%(1)

--------------
*   Commencement of operations.

# The per share amounts were computed using an average number of shares outstanding during the period.

+ Calculated based on the net asset value as of the last business day of the period.

(1) Not annualized.

(2) Annualized.

(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and the net investment income ratios would have been 1.30% and 0.31%, respectively, for the period ended February 28, 1999.

(4) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherfurd, Jr.
Vice President

Kevin Jung
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Trade Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
S&P 500
SELECT FUND



[GRAPHIC OMITTED]



SEMIANNUAL REPORT
AUGUST 31, 2000